Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Reconciliation of statutory U.S. federal rate to entity's effective tax rate
A reconciliation of the statutory U.S. federal rate to the Company's effective tax rate is as follows:

	Year Ended December 31,
	2009	2010	2011
Percent of pre-tax income:
U.S. federal statutory income tax rate	(34.0)	(34.0)	(34.0)
State taxes, net of federal benefit	(6.7)	(7.1)	(7.2)
Interest expense –revaluation of warrants	—	—	(25.5)
Other	(1.1)	(0.5)	0.8
Valuation allowance	41.8	41.6	65.9
Effective income tax expense rate	—	—	—

Deferred tax assets
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows (in thousands):

	December 31,
	2010	2011
Net operating loss carryforwards	$44,765	$56,702
Research and development credits	4,697	5,241
Depreciation and amortization	8,148	5,198
Capitalized start-up costs	12,162	14,703
Other temporary differences	1,134	2,384
Gross deferred tax asset	70,906	84,228
Deferred tax assets valuation allowance	(70,906)	(84,228)
	$—	$—

Summary of carryforwards of net operating losses and tax credits
The following table summarizes carryforwards of net operating losses and tax credits as of December 31, 2011 (in thousands).

	Amount	Expiration
Federal net operating losses	$138,631	2023 to 2031
State net operating losses	153,557	2019 to 2031
Research and development credits	5,241	2024 to 2031